Supplemental guarantor information required under SEC regulations (Tables) - UBS AG	12 Months Ended
Dec. 31, 2017
Supplemental Guarantor Information Required Under SEC Regulations [Line Items]
Schedule Of Condensed Income Statement [Table Text Block]
Supplemental guarantor consolidated income statement
CHF million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	UBSAmericas Inc.[2]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2017
Operating income
Interest income	8,632	3,917	2,732	1,742	(2,815)	14,208
Interest expense	(7,114)	(596)	(1,307)	(1,434)	2,724	(7,728)
Net interest income	1,518	3,321	1,425	308	(91)	6,480
Credit loss (expense) / recovery	(135)	(22)	(4)	(5)	39	(128)
Net interest income after credit loss expense	1,382	3,299	1,421	303	(53)	6,352
Net fee and commission income	1,564	3,966	8,281	3,449	(47)	17,214
Net trading income	3,325	901	457	220	71	4,974
Other income	4,303	167	419	3,439	(7,388)	939
Total operating income	10,574	8,334	10,577	7,411	(7,417)	29,479
Operating expenses
Personnel expenses	4,409	2,020	6,312	1,932	0	14,673
General and administrative expenses	4,830	3,334	3,014	3,087	(5,455)	8,811
Depreciation and impairment of property, equipment and software	652	11	156	108	0	928
Amortization and impairment of intangible assets	8	0	51	11	0	70
Total operating expenses	9,899	5,366	9,532	5,138	(5,455)	24,481
Operating profit / (loss) before tax	675	2,968	1,045	2,273	(1,962)	4,998
Tax expense / (benefit)	448	616	2,800	213	(1)	4,077
Net profit / (loss)	227	2,351	(1,755)	2,059	(1,962)	921
Net profit / (loss) attributable to preferred noteholders	72	0	0	0	0	72
Net profit / (loss) attributable to non-controlling interests	0	0	0	4	0	4
Net profit / (loss) attributable to shareholders	155	2,351	(1,755)	2,056	(1,962)	845
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.

Supplemental guarantor consolidated income statement
CHF million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	UBSAmericas Inc.[2]	UBS Preferred Funding Trust IV & V	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2016
Operating income
Interest income	8,500	4,151	2,227	25	1,148	(2,269)	13,782
Interest expense	(6,686)	(714)	(1,135)		(919)	2,054	(7,399)
Net interest income	1,815	3,438	1,092	25	229	(215)	6,383
Credit loss (expense) / recovery	(24)	(3)	(6)		(3)		(37)
Net interest income after credit loss expense	1,790	3,434	1,086	25	226	(215)	6,346
Net fee and commission income	1,500	3,782	7,873		3,332	(40)	16,447
Net trading income	3,717	780	454		310	(318)	4,943
Other income	8,113	346	576		1,677	(10,027)	685
Total operating income	15,120	8,343	9,988	25	5,545	(10,600)	28,421
Operating expenses
Personnel expenses	5,691	2,044	6,243		1,613	0	15,591
General and administrative expenses	5,213	3,507	3,402		2,458	(6,891)	7,690
Depreciation and impairment of property, equipment and software	699	12	184		85	0	980
Amortization and impairment of intangible assets	22	0	60		9	0	91
Total operating expenses	11,625	5,563	9,889		4,165	(6,891)	24,352
Operating profit / (loss) before tax	3,495	2,780	99	25	1,380	(3,710)	4,069
Tax expense / (benefit)	892	589	(1,175)		482	(7)	781
Net profit / (loss)	2,603	2,191	1,274	25	898	(3,703)	3,288
Net profit / (loss) attributable to preferred noteholders	78	0	0	31	0	(31)	78
Net profit / (loss) attributable to non-controlling interests	0	0	0		4	0	4
Net profit / (loss) attributable to shareholders	2,525	2,191	1,274	(6)	894	(3,672)	3,207
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.

Supplemental guarantor consolidated income statement
CHF million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	UBSAmericas Inc.[2]	UBS Preferred Funding Trust IV & V	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2015
Operating income
Interest income	9,102	3,039	1,367	63	1,626	(2,020)	13,178
Interest expense	(5,885)	(545)	(501)		(1,410)	1,892	(6,449)
Net interest income	3,218	2,494	866	63	217	(128)	6,729
Credit loss (expense) / recovery	(109)	(12)	0		4	0	(117)
Net interest income after credit loss expense	3,109	2,482	866	63	220	(128)	6,612
Net fee and commission income	2,738	3,001	7,940		3,586	(81)	17,184
Net trading income	5,031	735	355		331	(756)	5,696
Other income	15,371	120	774		89	(15,243)	1,112
Total operating income	26,249	6,338	9,935	63	4,227	(16,208)	30,605
Operating expenses
Personnel expenses	6,800	1,607	6,281		1,265	0	15,954
General and administrative expenses	5,439	2,621	3,785		2,254	(5,880)	8,219
Depreciation and impairment of property, equipment and software	672	11	159		76	0	918
Amortization and impairment of intangible assets	22	0	73		12	0	107
Total operating expenses	12,934	4,239	10,298		3,607	(5,880)	25,198
Operating profit / (loss) before tax	13,315	2,099	(362)	63	619	(10,327)	5,407
Tax expense / (benefit)	1,136	489	(1,200)		(1,317)	(16)	(908)
Net profit / (loss)	12,180	1,610	837	63	1,936	(10,313)	6,314
Net profit / (loss) attributable to preferred noteholders	77	0	0	31	0	(31)	77
Net profit / (loss) attributable to non-controlling interests	0	0	0		3	0	3
Net profit / (loss) attributable to shareholders	12,103	1,610	837	32	1,933	(10,281)	6,235
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under Complementary financial information for legal entities and sub-groups at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.

Condensed Statement Of Comprehensive Income [Table Text Block]
Supplemental guarantor consolidated statement of comprehensive income
CHF million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	UBSAmericas Inc.[2]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2017

Comprehensive income attributable to shareholders
Net profit / (loss)	155	2,351	(1,755)	2,056	(1,962)	845

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	(170)	0	(751)	426	(40)	(535)
Financial assets available for sale, net of tax	(6)	2	43	(31)	(93)	(86)
Cash flow hedges, net of tax	(465)	(157)	0	(1)	1	(621)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(641)	(156)	(709)	394	(132)	(1,242)

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	275	(22)	41	(14)	25	305
Own credit on financial liabilities designated at fair value, net of tax	(313)	0	0	0	0	(313)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(38)	(22)	41	(14)	25	(8)

Total other comprehensive income	(679)	(177)	(668)	380	(107)	(1,250)
Total comprehensive income attributable to shareholders	(524)	2,174	(2,423)	2,436	(2,069)	(404)

Total comprehensive income attributable to preferred noteholders	423					423
Total comprehensive income attributable to non-controlling interests				5		5
Total comprehensive income	(101)	2,174	(2,423)	2,441	(2,069)	23
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.

Supplemental guarantor consolidated statement of comprehensive income
CHF million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	UBSAmericas Inc.[2]	UBS Preferred Funding Trust IV & V	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2016

Comprehensive income attributable to shareholders
Net profit / (loss)	2,525	2,191	1,274	(6)	894	(3,672)	3,207

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	335	0	285		(707)	379	293
Financial assets available for sale, net of tax	(22)	(33)	(8)		(18)	6	(73)
Cash flow hedges, net of tax	(805)	109	0		0	29	(666)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(491)	77	277	0	(725)	415	(447)

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	(651)	(54)	(59)		(36)	(25)	(824)
Own credit on financial liabilities designated at fair value, net of tax	(115)						(115)

Total other comprehensive income that will not be reclassified to the income statement, net of tax	(766)	(54)	(59)	0	(36)	(25)	(939)

Total other comprehensive income	(1,257)	23	218	0	(761)	390	(1,386)
Total comprehensive income attributable to shareholders	1,268	2,214	1,492	(6)	133	(3,282)	1,820

Total comprehensive income attributable to preferred noteholders	349						349
Total comprehensive income attributable to non-controlling interests	0				3		3
Total comprehensive income attributable to UBS Preferred Funding Trust IV & V							0
Total comprehensive income	1,617	2,214	1,492	(6)	137	(3,282)	2,173
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.

Supplemental guarantor consolidated statement of comprehensive income
CHF million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	UBSAmericas Inc.[2]	UBS Preferred Funding Trust IV & V	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2015

Comprehensive income attributable to shareholders
Net profit / (loss)	12,103	1,610	837	32	1,933	(10,281)	6,235

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	(11)	0	121		(843)	467	(266)
Financial assets available for sale, net of tax	(51)	43	(21)		(16)	(19)	(64)
Cash flow hedges, net of tax	(503)	(72)	0		0	57	(518)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(564)	(29)	100	0	(859)	504	(848)

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	701	(337)	(71)		27	(15)	304
Total other comprehensive income that will not be reclassified to the income statement, net of tax	701	(337)	(71)	0	27	(15)	304

Total other comprehensive income	136	(366)	29	0	(832)	489	(545)
Total comprehensive income attributable to shareholders	12,239	1,244	866	32	1,101	(9,792)	5,690

Total comprehensive income attributable to preferred noteholders	18	0	0	0	0	0	18
Total comprehensive income attributable to non-controlling interests	0	0	0	0	1	0	1
Total comprehensive income attributable to UBS Preferred Funding Trust IV & V	0	0	0	40	0	(40)	0
Total comprehensive income	12,257	1,244	866	72	1,102	(9,832)	5,709
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.

Schedule Of Condensed Balance Sheet [Table Text Block]
Supplemental guarantor consolidated balance sheet
CHF million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	UBSAmericas Inc.[2]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
As of 31 December 2017
Assets
Cash and balances with central banks	36,552	38,467	3,100	9,656	0	87,775
Due from banks	30,467	3,977	4,712	66,649	(92,112)	13,693
Cash collateral on securities borrowed	9,907	20,972	10,775	6,188	(35,448)	12,393
Reverse repurchase agreements	51,293	13,858	20,676	19,368	(27,955)	77,240
Trading portfolio assets	104,118	1,719	6,720	25,974	(7,723)	130,807
of which: assets pledged as collateral that may be sold or repledged by counterparties	58,524	0	2,303	7,411	(32,877)	35,363
Positive replacement values	114,044	4,123	12,948	21,118	(34,004)	118,229
Cash collateral receivables on derivative instruments	22,346	696	2,129	10,828	(12,565)	23,434
Loans	106,469	184,331	51,743	24,078	(44,903)	321,718
Financial assets designated at fair value	34,097	12,768	3,351	10,820	(2,481)	58,556
Financial assets available for sale	3,607	790	6,495	918	(3,145)	8,665
Financial assets held to maturity	950	8,215	0	0	0	9,166
Investments in subsidiaries and associates	49,632	15	1	27	(48,657)	1,018
Property, equipment and software	6,384	92	979	529	0	7,985
Goodwill and intangible assets	294	0	4,880	1,281	(58)	6,398
Deferred tax assets	1,252	421	5,999	2,110	0	9,783
Other assets	18,157	1,179	11,101	2,456	(3,389)	29,505
Total assets	589,570	291,624	145,611	202,001	(312,442)	916,363
Liabilities
Due to banks	24,361	20,728	3,160	51,915	(92,631)	7,533
Cash collateral on securities lent	29,898	1,323	2,243	3,774	(35,448)	1,789
Repurchase agreements	18,264	321	12,681	11,945	(27,955)	15,255
Trading portfolio liabilities	24,358	250	3,877	9,122	(7,145)	30,463
Negative replacement values	111,448	3,675	12,932	22,082	(34,004)	116,134
Cash collateral payables on derivative instruments	27,768	60	2,215	12,768	(12,565)	30,247
Due to customers	118,684	241,313	79,684	54,438	(46,977)	447,141
Financial liabilities designated at fair value	53,532	0	104	3,329	(2,762)	54,202
Debt issued	96,572	8,367	8	514	(711)	104,749
Provisions	1,057	145	1,682	200	0	3,084
Other liabilities	30,430	2,246	10,117	15,625	(3,428)	54,990
Total liabilities	536,372	278,430	128,702	185,711	(263,626)	865,588
Equity attributable to shareholders	53,198	13,194	16,909	16,233	(48,816)	50,718
Equity attributable to non-controlling interests				57		57
Total equity	53,198	13,194	16,909	16,290	(48,816)	50,775
Total liabilities and equity	589,570	291,624	145,610	202,001	(312,442)	916,363
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.

Supplemental guarantor consolidated balance sheet
CHF million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	UBSAmericas Inc.[2]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
As of 31 December 2016
Assets
Cash and balances with central banks	40,538	44,528	8,925	13,775	0	107,767
Due from banks	30,008	3,886	3,759	33,420	(57,948)	13,125
Cash collateral on securities borrowed	6,561	6,657	13,173	5,004	(16,284)	15,111
Reverse repurchase agreements	52,782	19,273	14,406	7,507	(27,722)	66,246
Trading portfolio assets	74,172	1,673	4,702	22,729	(6,615)	96,661
of which: assets pledged as collateral that may be sold or repledged by counterparties	39,596	0	1,960	5,850	(17,145)	30,260
Positive replacement values	156,375	5,458	9,496	27,231	(40,149)	158,411
Cash collateral receivables on derivative instruments	22,117	913	2,701	12,068	(11,135)	26,664
Loans	94,506	184,241	50,150	41,199	(63,091)	307,004
Financial assets designated at fair value	35,498	16,416	5,371	11,589	(3,849)	65,024
Financial assets available for sale	8,104	2,046	6,593	3,469	(4,536)	15,676
Financial assets held to maturity	527	8,762	0	0	0	9,289
Investments in subsidiaries and associates	49,904	22	1	27	(48,991)	963
Property, equipment and software	6,961	19	1,075	241	0	8,297
Goodwill and intangible assets	297	0	5,130	1,161	(32)	6,556
Deferred tax assets	1,801	601	9,148	1,595	0	13,144
Other assets	10,645	1,526	9,071	7,241	(3,071)	25,412
Total assets	590,796	296,022	143,702	188,257	(283,424)	935,353
Liabilities
Due to banks	27,992	13,204	5,288	32,733	(68,572)	10,645
Cash collateral on securities lent	13,193	1,518	2,549	1,841	(16,284)	2,818
Repurchase agreements	16,944	5,385	2,710	9,295	(27,722)	6,612
Trading portfolio liabilities	15,535	154	3,643	9,780	(6,287)	22,825
Negative replacement values	151,274	4,982	9,491	28,213	(40,149)	153,810
Cash collateral payables on derivative instruments	31,585	109	2,409	12,504	(11,135)	35,472
Due to customers	118,934	248,731	85,702	53,474	(56,641)	450,199
Financial liabilities designated at fair value	54,504	0	1	4,559	(4,047)	55,017
Debt issued	70,558	8,330	145	401	(437)	78,998
Provisions	1,483	186	2,168	312	21	4,169
Other liabilities	31,879	2,212	11,100	18,352	(3,099)	60,443
Total liabilities	533,881	284,811	125,206	171,464	(234,353)	881,009
Equity attributable to shareholders	56,273	11,211	18,496	16,754	(49,072)	53,662
Equity attributable to preferred noteholders	642	0	0	0	0	642
Equity attributable to non-controlling interests	0	0	0	40	0	40
Total equity	56,915	11,211	18,496	16,793	(49,072)	54,343
Total liabilities and equity	590,796	296,022	143,702	188,257	(283,424)	935,353
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.

Schedule Of Condensed Cash Flow Statement [Table Text Block]
Supplemental guarantor consolidated statement of cash flows
CHF million	UBS AG1	UBSSwitzerland AG1	UBSAmericas Inc.[1]	Other subsidiaries[1]	UBS AG(consolidated)
For the year ended 31 December 2017
Net cash flow from / (used in) operating activities	(34,372)	(8,192)	(4,859)	(4,448)	(51,872)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(1)	(2)	(17)	(82)	(102)
Disposal of subsidiaries, associates and intangible assets[2]	289	0	0	46	336
Purchase of property, equipment and software	(1,032)	(83)	(291)	(94)	(1,500)
Disposal of property, equipment and software	1	0	53	160	213
Purchase of financial assets available for sale	(231)	0	(2,855)	(5,362)	(8,448)
Disposal and redemption of financial assets available for sale	3,385	1,282	2,777	7,473	14,917
Net (purchase) / redemption of financial assets held to maturity	(448)	370	0	0	(77)
Net cash flow from / (used in) investing activities	1,964	1,567	(333)	2,140	5,338
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	24,195	(5)	0	(49)	24,141
Distributions paid on UBS AG shares	(2,250)	0	0	0	(2,250)
Issuance of long-term debt, including financial liabilities designated at fair value	48,484	622	103	297	49,506
Repayment of long-term debt, including financial liabilities designated at fair value	(41,722)	(580)	(129)	(867)	(43,299)
Dividends paid and repayments of preferred notes	(776)	0	0	0	(776)
Net changes in non-controlling interests	0	0	0	(5)	(5)
Net activity related to group internal capital transactions and dividends	1,242	(191)	883	(1,934)	0
Net cash flow from / (used in) financing activities	29,173	(154)	857	(2,558)	27,317

Total cash flow
Cash and cash equivalents at the beginning of the year	44,269	46,629	11,892	18,317	121,107
Net cash flow from / (used in) operating, investing and financing activities	(3,236)	(6,780)	(4,335)	(4,866)	(19,216)
Effects of exchange rate differences on cash and cash equivalents	(511)	79	(400)	1,096	264
Cash and cash equivalents at the end of the year[3]	40,522	39,928	7,157	14,547	102,154
of which: cash and balances with central banks	36,477	38,467	3,100	9,656	87,700
of which: due from banks	2,285	1,455	3,945	4,721	12,406
of which: money market paper[4]	1,760	7	112	169	2,049
1 Cash flows generally represent a third-party view from a UBS AG consolidated perspective. 2 Includes dividends received from associates. 3 CHF 2,434 million of cash and cash equivalents were restricted. 4 Money market paper is included in the balance sheet under Trading portfolio assets, Financial investments available for sale and Financial assets designated at fair value.

Supplemental guarantor consolidated statement of cash flows
CHF million	UBS AG1	UBSSwitzerland AG1	UBSAmericas Inc.[1]	Other subsidiaries[1]	UBS AG(consolidated)
For the year ended 31 December 2016
Net cash flow from / (used in) operating activities	(26,981)	(3,914)	8,979	4,503	(17,413)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	(3)	0	(23)	(26)
Disposal of subsidiaries, associates and intangible assets[2]	93	0	0	0	93
Purchase of property, equipment and software	(1,332)	(16)	(288)	(111)	(1,746)
Disposal of property, equipment and software	175	0	1	32	209
Purchase of financial assets available for sale	(694)	(998)	(2,792)	(2,788)	(7,271)
Disposal and redemption of financial assets available for sale	24,902	21,729	1,694	5,772	54,097
Net (purchase) / redemption of financial assets held to maturity	(527)	(8,468)	0	0	(8,996)
Net cash flow from / (used in) investing activities	22,616	12,245	(1,384)	2,882	36,359
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	8,229	(7)	(2,975)	193	5,440
Distributions paid on UBS AG shares	(3,434)	0	0	0	(3,434)
Issuance of long-term debt, including financial liabilities designated at fair value	31,484	733	196	1,039	33,453
Repayment of long-term debt, including financial liabilities designated at fair value	(32,279)	(669)	(8)	(1,126)	(34,081)
Dividends paid and repayments of preferred notes	(1,366)	0	0	0	(1,366)
Net changes in non-controlling interests	0	0	0	(5)	(5)
Net activity related to group internal capital transactions and dividends	(1,333)	(2,000)	0	3,333	0
Net cash flow from / (used in) financing activities	1,300	(1,943)	(2,786)	3,435	6

Total cash flow
Cash and cash equivalents at the beginning of the year	47,902	40,246	7,084	7,731	102,962
Net cash flow from / (used in) operating, investing and financing activities	(3,065)	6,388	4,808	10,821	18,952
Effects of exchange rate differences on cash and cash equivalents	(569)	(4)	0	(234)	(807)
Cash and cash equivalents at the end of the year[3]	44,269	46,629	11,892	18,317	121,107
of which: cash and balances with central banks	40,486	44,528	8,925	13,775	107,715
of which: due from banks	2,836	2,095	2,931	4,065	11,927
of which: money market paper[4]	946	7	36	477	1,465
1 Cash flows generally represent a third-party view from a UBS AG (consolidated) perspective. As a consequence, the non-consolidated UBS Preferred Funding Trusts IV and V are not presented in this table. For the year ended 31 December 2016, these trusts had cash inflows of CHF 1,317 million from operating activities and an equivalent cash outflow for dividends paid to preferred note holders. 2 Includes dividends received from associates. 3 CHF 2,662 million of cash and cash equivalents were restricted. 4 Money market paper is included in the balance sheet under Trading portfolio assets, Financial investments available for sale and Financial assets designated at fair value.

Supplemental guarantor consolidated statement of cash flows
CHF million	UBS AG1	UBSSwitzerland AG1	UBSAmericas Inc.[1]	Other subsidiaries[1]	UBS AG(consolidated)
For the year ended 31 December 2015
Net cash flow from / (used in) operating activities	(1,457)	2,681	(525)	1,298	1,997
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(12)	0	1	0	(13)
Disposal of subsidiaries, associates and intangible assets[2]	464	0	13	0	477
Purchase of property, equipment and software	(1,423)	(5)	(299)	(114)	(1,841)
Disposal of property, equipment and software	503	0	9	35	547
Purchase of financial assets available for sale	(66,659)	(18,686)	(2,722)	(13,123)	(101,189)
Disposal and redemption of financial assets available for sale	51,515	22,501	2,952	16,616	93,584
Net (purchase) / redemption of financial assets held to maturity
Net cash flow from / (used in) investing activities	(15,613)	3,810	(47)	3,415	(8,434)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(5,603)	24	(826)	0	(6,404)
Distributions paid on UBS AG shares	(2,626)	0	0	0	(2,626)
Issuance of long-term debt, including financial liabilities designated at fair value	46,882	772	7	129	47,790
Repayment of long-term debt, including financial liabilities designated at fair value	(42,415)	(402)	(129)	(1,274)	(44,221)
Dividends paid and repayments of preferred notes	(108)	0	0	0	(108)
Net changes in non-controlling interests	0	0	0	(5)	(5)
Net activity related to group internal capital transactions and dividends[3]	(30,512)	33,293	(114)	(2,666)	0
Net cash flow from / (used in) financing activities	(34,382)	33,687	(1,062)	(3,817)	(5,573)

Total cash flow
Cash and cash equivalents at the beginning of the year	100,662	0	8,960	7,093	116,715
Net cash flow from / (used in) operating, investing and financing activities	(51,451)	40,178	(1,634)	896	(12,010)
Effects of exchange rate differences on cash and cash equivalents	(1,309)	67	(241)	(259)	(1,742)
Cash and cash equivalents at the end of the year[4]	47,902	40,246	7,084	7,731	102,962
of which: cash and balances with central banks	45,125	38,701	4,971	2,509	91,306
of which: due from banks	2,072	1,438	2,009	5,213	10,732
of which: money market paper[5]	704	107	104	9	924
1 Cash flows generally represent a third-party view from a UBS AG (consolidated) perspective. As a consequence, the non-consolidated UBS Preferred Funding Trusts IV and V are not presented in this table. For the year ended 31 December 2015, these trusts had cash inflows of CHF 77 million from operating activities and an equivalent cash outflow for dividends paid to preferred note holders. 2 Includes dividends received from associates. 3 Includes a transfer of cash and cash equivalents from UBS AG to UBS Switzerland AG of CHF 33,283 million. Refer to “Establishment of UBS Switzerland AG” in the “Legal entity financial and regulatory information” section of the UBS Group AG Annual Report 2015 for more information on the business transfer from UBS AG to UBS Switzerland AG. 4 CHF 3,963 million of cash and cash equivalents were restricted. 5 Money market paper is included in the balance sheet under Trading portfolio assets and Financial investments available for sale.